Borrowings And Debentures Details of debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about debentures [Line Items]
Total		₩ 27,869,651	₩ 23,565,449	$ 26,109,358
Fair value hedged amount of debentures	[1]	3,102,386	3,610,193
Cash flow hedged amount of debentures	[1]	699,029
Discounts on bond
Disclosure of detailed information about debentures [Line Items]
Total		(30,173)	(34,295)
Face value of bond | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		27,899,824	23,599,744
Ordinary bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		₩ 22,468,908	₩ 18,268,403
Ordinary bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.50%	1.50%
Ordinary bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		5.80%	11.80%
Subordinated bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		₩ 4,781,301	₩ 5,327,335
Subordinated bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		3.40%	3.00%
Subordinated bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		12.60%	12.60%
Other bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Total		₩ 649,615	₩ 4,006
Other bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.60%
Other bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		17.00%	17.00%

[1]	Included debentures under fair value hedge relationships are 3,610,193 million Won 3,102,386 million Won as of December 31, 2016 and 2017, respectively. Also, debentures under cash flow hedge amounting to 699,029 million Won are included as of December 31, 2017